Operating Lease Right of Use Assets (Tables)	12 Months Ended
Dec. 31, 2023
Operating Lease Right of Use Assets [Abstract]
Schedule of Operating Lease Right of Use Assets	Operating lease right of use assets comprise the following:
	Dec 31, 2023	Dec 31, 2022

Buildings	1,222,461	2,275,718
Vehicles	1,017,170	3,941,983
Less: Accumulated depreciation	(1,215,892)	(2,694,226)

Total	1,023,739	3,523,475

Schedule of Operating Lease Expenses	The following table summarizes the operating lease expenses recorded in the consolidated statement of operations for the years ended on December 31, 2023, 2022 and 2021.
	Dec 31, 2023	Dec 31, 2022	Dec 31, 2021

Cost of revenues	2,210,841	3,390,748	886,151

Total	2,210,841	3,390,748	886,151